Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			1 Months Ended
	Sep. 19, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Dec. 20, 2012 Person
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Issuance common stock	8,625,000
Common shares issued,public offering, value per share	$ 31.50
Aggregate maximum commitment amount		$ 3,083,460
Foreign currency exchange gains (losses)		67	75	(177)
Asset impairment charges		1,651	4,677
Containers held for sale		25,213	31,968
Minimum likelihood of tax benefits being recognized		50.00%
Debt issuance cost		12,490	13,633	24,048
Amortization of debt issuance costs		10,044	10,612	10,237
Write off of unamortized debt issuance cost				1,463
Direct container expenses paid in various foreign currencies		13,442	13,925	9,073
Percentage of direct container expenses paid in various foreign currencies		28.00%	32.00%	36.00%
Number of foreign currencies used for expenses payment		18	18	18
Total fleet's leasing billing		563,091	528,973	487,094
Share-based compensation expense		7,499	5,694	7,968
Share option excluded from computation of diluted earnings per share		244,971	38,130	343,146
Notional amount of interest rate swaps and caps		1,868,010
Fair value of liability		2,219	3,994
Fair value of asset		1,568	1,831
Credit valuation adjustment		102	181
Unrealized (losses) gains on interest rate swaps and caps, net		1,512	8,656	5,527
Fair value of net investment in direct financing and sales-type leases		354,443	272,258
Net investment in direct financing and sales-type leases		369,005	282,121
Fair value of long-term debt		2,998,220	2,672,406
Long-term debt		2,995,977	2,667,284
Non-refrigerated containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives		13 years
Refrigerated containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives		12 years
Tank containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives		20 years
Open top and flat rack containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives		14 years
Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturity period		3 months
Intangible assets, contract terms		13 years
Long term lease period		5 years
Estimated useful lives		7 years
Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Intangible assets, contract terms		11 years
Long term lease period		3 years
Estimated useful lives		3 years
Fair Value, Inputs, Level 2
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Notional amount of interest rate swaps and caps		1,868,010
Stock Options And Restricted Stock Units | Stock Incentive Plan 2007
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Share-based compensation expense		7,499	5,694	7,968
Five Largest Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income		38.20%	38.00%	37.20%
Twenty Five Largest Container Lessees
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income		74.70%	72.10%	73.70%
Pre Tax
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Reduction in depreciation expense		34,846	24,115
After Tax
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Reduction in depreciation expense		33,881	23,155
Scenario Three
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges		11,457	4,214	759
Number of container held for sale		35,953	13,226	1,771
Scenario Four
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges		3,892	1,383
Number of container held for sale		9,452	4,405
Containers held for sale		10,606	7,418
Lease Rental Income
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income		10.60%	10.50%	11.70%
Percentage of company's accounts receivable		9.30%	12.80%
Lease Rental Income | Scenario Three
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of customer accounted for over 10% of lease rental income		1	1
Lease Rental Income | Scenario Four
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of customer accounted for over 10% of lease rental income		0	0	0
Total Fleet Lease Rental Income
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of customer accounted for over 10% of lease rental income		0	0	0
Number of customers having containers on-hire		400
Total Fleet Lease Rental Income | CMA-CGM S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income		11.80%	12.00%	12.00%
Total fleet's leasing billing		72,800	72,600	71,200
Total Fleet Lease Rental Income | Mediteranean Shipping Company S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income		11.20%	10.60%	10.40%
Total fleet's leasing billing		69,200	64,300	61,500
Total Fleet Lease Rental Income | Non United States Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of company's accounts receivable		95.50%	96.30%
Percentage of company's finance lease receivable		99.70%	99.40%
TMCL II Secured Debt Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Aggregate maximum commitment amount		895,886
Write off of unamortized debt issuance cost		390	245		390
Long-term debt		852,100	775,100
TMCL Secured Debt Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost		6,424
TAP Funding Revolving Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Aggregate maximum commitment amount		150,000
Write off of unamortized debt issuance cost			650
Long-term debt		126,000	120,500
Operating Leases | Scenario 9 | Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts term		5 years
Operating Leases | Scenario 9 | Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts term		3 years
Operating Leases | Scenario 10 | Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts term		8 years
Operating Leases | Scenario 10 | Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts term		1 year
TL
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Issuance common stock	6,125,000
Proceed from issuance of common stock	184,839
Ownership percentage in TW Container Leasing, Ltd.		25.00%				50.10%
Number of board of directors seats		2				2
Percentage of capital contributions		25.00%
TL | Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of required approvals from Company board of directors for any action by the board of directors		1
Halcon Resources Corporation
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Issuance common stock	2,500,000
Proceed from issuance of common stock	75,424
Halcon Resources Corporation | Before Initial Public Offering
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Voting interest and ownership percentage in TGH public offering	60.00%
Halcon Resources Corporation | After Initial Public Offering
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Voting interest and ownership percentage in TGH public offering	49.00%
Tap Funding Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.						49.90%
Number of board of directors seats						1
WFC
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.		75.00%
Number of board of directors seats		6
Percentage of capital contributions		75.00%
TW | Revolving Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Aggregate maximum commitment amount		$ 250,000
TW | Revolving Credit Facility | Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of book value of net investment in direct financing leases to be financed		85.00%